Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

10. Property, Plant and Equipment, net

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Cost
Construction in progress	$178,952	$146,806	$327,778	$166,166
Plant and buildings	411,143	395,169	326,902	266,455
Machinery and equipment	560,274	550,230	343,400	327,316
Motor vehicles	4,024	3,972	4,987	4,804
Office equipment and furniture	38,971	39,497	28,959	13,425
Leasehold improvements	287,616	329,124	215,477	210,092
Land	6,234	7,020	7,272	7,227
Total cost	$1,487,214	$1,471,818	$1,254,775	$995,485
Less: Accumulated depreciation	486,005	408,607	265,046	140,450
Less: Accumulated impairment	120,241	111,233	—	—
Property, plant and equipment, net	$880,968	$951,978	$989,729	$855,035

As of December 31, 2024, certain buildings and machinery of Sinovac Dalian with a net book value of $24,755 (2023 - $27,600, 2022 - $29,974, 2021 - $33,488) were pledged as collateral for a bank loan from China Everbright Bank (note 14 (a)).

As of December 31, 2024, buildings of Sinovac Yidao Technology Co, ltd. with a net book value of $45,856 (2023 - $68,017) were pledged as collateral for a bank loan from Bank of Beijing (note 14 (c)).

As of December 31, 2024, construction in progress of Sinovac Biotech (Yidao) Co., Ltd. with a net book value of $105,779 (2023 -$58,179) were pledged as collateral for a bank loan from China Construction Bank (note 14 (d)).

As of December 31, 2022, buildings of Sinovac Dalian with a net book value of $1,066 (2021 - $1,214) were pledged as collateral for a bank loan from China Merchants Bank (note 14 (b)). As of December 31, 2023, the outstanding balance of the loan was fully repaid.

As of December 31, 2021, buildings of Sinovac Dalian with a net book value of $2,207 were pledged as collateral for a bank loan from Bank of China (note 14 (e)). As of December 31, 2022, the outstanding balance of the loan was fully repaid.

Net depreciation expense for the year ended December 31, 2024 was $110,227 (2023 - $157,446, 2022 - $152,702, 2021 - $85,066), after deduction of amortized government grants specifically related to qualified property, plant and equipment.

Loss on disposal of equipment for the year ended December 31, 2024 was $2,285 (2023 - gain $2,592, 2022 - loss $5,884, 2021 - loss $977).

No impairment charges on long-lived assets was recorded in 2022 and 2021. As the COVID pandemic came to an end in 2023, we identified impairment indicators on certain of our machinery, equipment and leasehold improvements. We performed a recoverability test by comparing the forecasted undiscounted cash flow to be generated from continuous use of these assets to the asset carrying values. As the carrying values exceeded the projected undiscounted cash flow, we measured the impairment amount by estimating the fair value of the assets using discounted cash flow approach. The estimate also considers physical deterioration, economic obsolescence, and alternative future use. The impairment of $111,314 was recorded as of December 31, 2023. We identified additional impairment indicators on certain of our machinery, equipment and leasehold improvements in 2024, and recorded additional $8,937 of impairment for the year ended December 31, 2024.

We identified drop of lease market price on certain plants located at Daxing District in Beijing. We performed a recoverability test by comparing the forecasted undiscounted cash flow to be generated from continuous use of these plants to the asset carrying values. As the carrying values exceeded the projected undiscounted cash flow, we measured the impairment amount by estimating the fair value of the assets. We determined the fair value using the income approach by capitalizing the existing rental income for the lease agreements terms and futural market rental income for the remaining term until land use right expiry date. The estimate also considers physical deterioration, economic obsolescence, and alternative future use. It was determined the fair value of these assets was $188,640 compared to the carrying value of $207,697 as at December 31, 2024. The impairment of $19,057 was recorded for the year ended December 31, 2024